Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 94,810	¥ 132,709
Aircrafts, engines and flight equipment, owned [member]
Disclosure of capital commitments [Line Items]
Capital commitments	87,030	123,019
Other property, plant and equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	7,572	9,550
Investments [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 208	¥ 140